Share Capital (Details)								1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 27, 2024 USD ($)	Jul. 04, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Feb. 19, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares	Nov. 06, 2023 USD ($) shares	Jul. 16, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) shares		Jul. 31, 2024 USD ($)	May 27, 2025 shares	Mar. 31, 2025 shares	Oct. 31, 2024 shares	Jul. 08, 2024 USD ($)	Jun. 17, 2024 USD ($) shares	Jun. 08, 2024 shares	Apr. 03, 2024 USD ($) shares	Oct. 31, 2023 shares
Share Capital [Line Items]
Number of shares issued (in Shares) | shares													250	866
Aggregate fair value of time of issuance										$ 964,836
Gross proceeds from warrants exercised										$ 415,086		$ 4,035,568
Concurrent private placement description						the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares (“January 2024 Warrants”) and (iii) 1,500,000 unregistered common warrants (“Warrants”) to purchase 1,500,000 Common Shares.
Expire term						5 years
Gross proceeds from offering						$ 2,400,000
Net proceeds from offering						$ 1,824,773
Common shares issued of RSU’s fully vested (in Shares) | shares		134,868															162,970	134,868	9,000
Restricted stock fair value at issuance		$ 256,252														$ 256,252	$ 243,003		$ 11,935
Restricted Share Units [Member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares										88,248	[1]				264,338					2,216
Issuance of Common Shares From Upon Vesting of Restricted Stock Units (in Shares) | shares										803,867
April 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388			131,914				306,172	1,062,188
Gross proceeds from warrants exercised	$ 441,577			$ 157,918				$ 402,206	$ 3,498,032
September 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388			131,914				306,172	1,062,188
Gross proceeds from warrants exercised	$ 441,577			$ 157,918				$ 402,206	$ 3,498,032
January 2024 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388			131,914				306,172
Gross proceeds from warrants exercised	$ 441,577			$ 157,918				$ 402,206
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 0.0001
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 1.6
Ordinary shares [Member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares		64,617	88		44		45			5,379,441					4,265,186
Number of shares outstanding (in Shares) | shares										5,379,441					4,265,186
Common shares fair value		$ 103,387	$ 127		$ 68		$ 117

[1]	See note 14 regarding the exercise of RSUs.